Leases Capital Lease Obligation (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Less: current portion	$ (7,454)	$ (7,227)
Long-term obligations related to capital leases	137,951	141,681
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	145,405	148,908
Less: current portion	(7,454)	(7,227)
Long-term obligations related to capital leases	$ 137,951	$ 141,681